FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
NOTE 4 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk and cash flow interest rate risk), credit risk and liquidity risk. The Group's risk management plan focuses on the uncertainty of the financial markets seeking to minimize potential negative impacts on the Group’s financial performances. Group’s risk management is carried out under policies approved by senior management. This policy relates to management of market risks, credit risks, liquidity risks and capital risks (cash management risks).

1)	Market risks:

a)	Foreign exchange risks

The Group operates internationally and is exposed to fluctuations in exchange rates of various currencies, primarily with respect to the exchange rates of the NIS, Euro, GPB and AUD against the US Dollar.

Foreign exchange risks arise from commercial transactions, assets or liabilities, or net investments in foreign operations which are denominated in a currency which is not the entity’s functional currency. The following table presents a sensitivity test as of December 31, 2025, 2024 and 2023 to reasonably possible changes in the exchange rates, when all other variables remain unchanged. The impact on pre-tax income of the Group is due to changes in financial assets and liabilities.

		Sensitivity test for changes in exchange rate
Foreign currency	Years	Income (loss) from change
		10% increase in exchange rate	10% decrease in exchange rate
		US Dollars in thousands
NIS	2025	1,185	(1,185)
	2024	(3,524)	3,524
	2023	(1,762)	1,762
EUR	2025	910	(910)
	2024	(1,644)	1,644
	2023	(1,698)	1,698
GPB	2025	562	(562)
	2024	316	(316)
	2023	123	(123)
AUD	2025	239	(239)
	2024	233	(233)
	2023	40	(40)

b)	Risk in respect of interest rate change

Risks related to interest rates stem from changes in interest rates, which may have an adverse effect on the Group’s net income or cash flows. Changes in interest rates trigger changes in the Group’s interest income and expenses in respect of interest-bearing assets and liabilities.

The Company has loans from an Israeli bank which have the variable interest rate.
2)  Credit risks

Credit risk is managed on a Group level. Credit risks arise mainly from cash and cash equivalents, bank deposits, and credit exposures to receivables. The Group carries out a risk assessment by assessing the credit quality of each customer, taking into account the customer's financial position, past experience, and other factors. The Group settles the processing fee before remitting funds to the customers.

The loss allowance for trade receivables as of December 31, 2025 and 2024 was determined as follows:

December 31, 2025	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	70,884	4,258	8,799	27,828	111,769
Less – provision of allowance for credit loss	-	(812)	(1,677)	(5,305)	(7,794)
Trade receivable	70,884	3,446	7,122	22,523	103,975

December 31, 2024	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	45,592	2,629	465	10,787	59,473
Less – provision of allowance for credit loss	-	-	-	(3,779)	(3,779)
Trade receivable	45,592	2,629	465	7,008	55,694

Most of the Group’s cash and cash equivalents as of December 31, 2025 and 2024 were deposited with Israeli, European and American banks. In the opinion of the Group, the credit risk arising from those balances with banks is low. In respect of the processing activity, the Group has a restricted cash balance for transfer to customers and is also entitled to receive proceeds from international processing companies. In the opinion of the Group, the credit risk arising from the balances with those processing companies is low.

3)	Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and credit facilities to fund operations. In view of the dynamic nature of its business activity, the Group maintains financing flexibility through maintaining the availability of credit facilities from banks and investments in share capital.
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts presented in the table represent undiscounted cash flows.

	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2025:
Long-term bank loans	4,134	3,898	7,908	-	15,940
Lease liabilities	3,701	4,154	1,751	1,707	11,313
Other long-term liabilities, including current maturities	5,538	9,329	-	-	14,867
Debentures	18,598	50,119	322,793	-	391,510
Payables in respect of processing activity	180,795	-	-	-	180,795
Trade payables	29,370	-	-	-	29,370
Other payables	52,021	-	-	-	52,021
Total	294,157	67,500	332,452	1,707	695,816

	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2024:
Short-term loans	25,276	-	-	-	25,276
Long-term bank loans	6,009	11,213	9,566	1,812	28,600
Lease liabilities	3,072	3,724	627	26	7,449
Payables in respect of processing activity	132,612	-	-	-	132,612
Trade payables	21,059	-	-	-	21,059
Other payables	33,887	-	-	-	33,887
Total	221,915	14,937	10,193	1,838	248,883

Group Management periodically reviews the ratio between future cash flows that will arise from maturities of its liabilities and the future cash flows that will arise from maturities of its financial assets; where necessary, the Group changes its liability mix and the timing of their maturity.

4)	Capital risk:

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stockholders and to maintain an optimal capital structure to reduce the cost of capital.

From time to time the Group assesses, as applicable, the need to raise funds from external investors.
Changes in financial liabilities, the cash flows in respect of which are classified as cash flows from financing activities:

	Short-term credit	Long-term bank loans	Loans from others	Lease liabilities	Debentures	Other liabilities	Total
	US Dollars in thousands
Balance at January 1, 2025	25,276	22,583	-	7,045	-	-	54,904

Changes in 2025:
Liabilities added in respect of new leases	-	-	-	4,883	-	-	4,883
Liabilities added in respect of debentures	-	-	-	-	290,265	-	290,265
Liabilities added in respect of acquisitions	774	-	-	273	-	-	1,047
Cash flows paid	(26,000)	(8,689)	-	(3,050)	-	-	(37,739)
Amounts recognized in profit or loss and other changes	(50)	(209)	-	725	23,799	-	24,265
Balance at December 31, 2025:	-	13,685	-	9,876	314,064	-	337,625
			-			-
Balance at January 1, 2024	47,477	1,428	3,920	6,294	-	170	59,289

Changes in 2024:
Liabilities added in respect of new leases	-	-	-	1,875	-	-	1,875
Liabilities added in respect of loans from banks and others	-	22,835	-	-	-	-	22,835
Liabilities added in respect of acquisitions	561	-	-	1,519	-	-	2,080
Cash flows paid	(23,315)	(3,177)	(3,837)	(2,655)	-	(47)	(33,031)
Amounts recognized in profit or loss and other changes	553	1,497	(83)	12	-	(123)	1,856
Balance at December 31, 2024:	25,276	22,583	-	7,045	-	-	54,904

Balance at January 1, 2023	7,684	2,496	7,367	8,150	-	362	26,059

Changes in 2023:
Liabilities added in respect of new leases	-	-	-	595	-	-	595
Liabilities added in respect of loans from banks and others	39,135	-	-	-	-	-	39,135
Cash flows paid	-	(998)	(3,626)	(2,182)	-	(182)	(6,988)
Amounts recognized in profit or loss and other changes	658	(70)	179	(269)	-	(10)	488
Balance at December 31, 2023:	47,477	1,428	3,920	6,294	-	170	59,289

5)	Fair Value Measurement:

The Company measures certain financial instruments and non-financial assets at fair value on a recurring or non-recurring basis in accordance with IFRS 13. The fair value hierarchy categorizes the inputs used in valuation techniques into three levels, as defined below:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.
•	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3: Inputs for the asset or liability that are not based on observable market data.

The following table shows the fair value hierarchy of financial instruments measured at fair value as of December 31, 2025 and 2024:

Assets	Level 2	Level 3	Total
January 1, 2025	3,609	395	4,004
Business combination	(3,139)	(395)	(3,534)
Changes in fair value	6,756	-	6,756
December 31, 2025	7,226	-	7,226

January 1, 2024	42	1,831	1,873
Initially recognized	3,139	-	3,139
changes in fair value	428	(1,436)	(1,008)
December 31, 2024	3,609	395	4,004

Liabilities	Level 2	Level 3	Total
January 1, 2025	(925)	(15,410)	(16,335)
Business combination	747	997	1,744
Changes in fair value	178	(1,578)	(1,400)
Settlements	-	7,626	7,626
December 31, 2025	0	(8,365)	(8,365)

January 1, 2024	(1,484)	(12,141)	(13,625)
Initially recognized	-	(2,132)	(2,132)
changes in fair value	559	(1,137)	(578)
December 31, 2024	(925)	(15,410)	(16,335)

•	As of December 31, 2025, the balance of Level 2 assets includes amounts related to hedging.
•	As of December 31, 2025, the balance of Level 3 liabilities includes contingent consideration liability related to VM and RPI earnout.

For each level, the following key assumptions were applied:

•
Level 2: The fair value of Level 2 instruments is derived using observable inputs, including interest rates, yield curves, credit spreads, and foreign exchange rates. Valuation techniques such as discounted cash flow models, Black and Scholes and comparable market transactions are utilized, with inputs obtained from reputable market data sources.

•
Level 3: Instruments classified under Level 3 are valued using models that incorporate significant unobservable inputs. These may include company's assumptions regarding future cash flows, discount rates, market liquidity, and counterparty credit risk. The valuation process involves management judgment, and sensitivity analyses are conducted to assess the impact of changes in key assumptions.